Stock Based Compensation - Summary Of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 2,600,000	$ 200,000	$ 22,900,000	$ 500,000	$ 900,000	$ 1,000,000
Cost of Revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	27,000	3,000	142,000	7,000	13,402	14,383
General and Administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	1,834,000	151,000	19,379,000	370,000	680,609	825,664
Selling and Marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	196,000	37,000	1,379,000	37,000	79,695	104,985
Research & Development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Payment Arrangement, Expense	$ 505,000	$ 16,000	$ 2,030,000	$ 47,000	$ 81,690	$ 47,048